Taxation	12 Months Ended
Feb. 28, 2021
Disclosure of income tax [text block] [Abstract]
TAXATION
24.	TAXATION

	Note	2021	2020	2019
		Figures in Rand thousands
Major components of the taxation expense:
Current taxation
Income taxation – current year		160,751	137,392	132,144
Income taxation – prior year		5,725	(12,017)	(5,939)
Other – Securities transfer tax		200	-	-
		166,676	125,375	126,205
Deferred taxation

Deferred taxation – current year		36,184	33,217	(6,883)
Deferred taxation – prior year		(19,188)	11,961	(9,254)
	9	16,996	45,178	(16,137)
Withholding tax		14,956	2,604	114
Total taxation expense		198,628	173,157	110,182

	2021	2020	2019
	Figures in Rand thousands
Reconciliation between accounting profit and taxation expense:
Profit before taxation	696,048	616,683	471,230
Taxation at the applicable taxation rate of 17%(1) (2020:28%, 2019: 28%)	118,328	172,671	131,944
Effect of different tax rates in foreign jurisdictions	71,122	(7,119)	(8,823)
Taxation effect of adjustments on taxable income
Utilization of previously unrecognized taxation losses	(1,332)	(1,349)	(5,694)
Tax incentive – research and development	(2,568)	(3,845)	-
Tax incentive – other	(3,259)	(1,921)	-
Income not subject to tax (Dividend income)	(219)	-	-
Non-deductible loan write-off	-	-	1,633
Non-deductible tax penalties	-	84	1,601
Non-deductible provision of capital nature	4,513	4,907	-
Non-deductible expenses attributable to exempt dividend income	7,559	4,334	1,664
Current year losses for which no deferred taxation asset is recognized	2,791	2,847	2,936
Withholding tax	14,956	2,604	114
Securities transfer tax	200	-	-
Prior year tax overprovision	(13,463)	(56)	(15,193)
Total taxation expense	198,628	173,157	110,182

(1)	This is the corporate tax rate in Singapore.